First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments
July 31, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 24.4%
	Banks – 4.2%
11,321	Atlantic Union Bankshares Corp., Series A	6.88%	(a)	$289,704
6,717	Bank of America Corp., Series HH	5.88%	(a)	170,209
303,554	Bank of America Corp., Series KK	5.38%	(a)	7,452,251
108,359	Bank of America Corp., Series LL	5.00%	(a)	2,498,759
1,379,644	Bank of America Corp., Series NN	4.38%	(a)	28,365,481
349,292	Citizens Financial Group, Inc., Series D (b)	6.35%	(a)	9,011,734
8	Fifth Third Bancorp, Series A	6.00%	(a)	204
886,828	First Republic Bank, Series M	4.00%	(a)	16,282,162
403,979	Fulton Financial Corp., Series A	5.13%	(a)	9,230,920
68,150	Huntington Bancshares, Inc., Series H	4.50%	(a)	1,377,993
99,930	JPMorgan Chase & Co., Series DD	5.75%	(a)	2,556,209
63,492	JPMorgan Chase & Co., Series LL	4.63%	(a)	1,364,443
218,302	KeyCorp, Series F	5.65%	(a)	5,435,720
194,624	M&T Bank Corp., Series H (b)	5.63%	(a)	5,099,149
156,801	Old National Bancorp, Series A	7.00%	(a)	4,272,827
1,222,469	PacWest Bancorp, Series A	7.75%	(a)	31,661,947
835,910	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	21,825,610
1,753,028	Signature Bank, Series A	5.00%	(a)	35,218,333
116,076	Texas Capital Bancshares, Inc., Series B	5.75%	(a)	2,766,091
139,536	Truist Financial Corp., Series R	4.75%	(a)	3,036,303
9,054	US Bancorp, Series K	5.50%	(a)	224,358
110,882	Valley National Bancorp, Series B (b)	5.50%	(a)	2,611,271
83,272	Wells Fargo & Co., Series DD	4.25%	(a)	1,557,186
582,941	Wells Fargo & Co., Series Q (b)	5.85%	(a)	14,264,566
5,257	Wells Fargo & Co., Series R (b)	6.63%	(a)	136,262
789,486	Wells Fargo & Co., Series Y	5.63%	(a)	19,721,360
643,934	WesBanco, Inc., Series A (b)	6.75%	(a)	16,748,723
620,288	Western Alliance Bancorp, Series A (b)	4.25%	(a)	14,924,129
585	Wintrust Financial Corp., Series D (b)	6.50%	(a)	15,380
919,112	Wintrust Financial Corp., Series E (b)	6.88%	(a)	24,356,468
				282,475,752
	Capital Markets – 2.6%
140,906	Affiliated Managers Group, Inc.	5.88%	03/30/59	3,564,922
333,556	Affiliated Managers Group, Inc.	4.75%	09/30/60	6,991,334
980,305	Affiliated Managers Group, Inc.	4.20%	09/30/61	18,527,765
1,450,481	Carlyle Finance LLC	4.63%	05/15/61	28,748,533
849,900	Goldman Sachs Group (The), Inc., Series J (b)	5.50%	(a)	21,315,492
1,158,223	KKR Group Finance Co., IX LLC	4.63%	04/01/61	24,218,443
1,520,607	Morgan Stanley, Series P	6.50%	(a)	39,627,018
496,152	Oaktree Capital Group LLC, Series A	6.63%	(a)	12,989,259
813,527	Oaktree Capital Group LLC, Series B	6.55%	(a)	20,899,509
248	State Street Corp., Series D (b)	5.90%	(a)	6,386
				176,888,661
	Consumer Finance – 0.1%
149,323	Capital One Financial Corp., Series I	5.00%	(a)	3,331,396
86,795	Capital One Financial Corp., Series J	4.80%	(a)	1,807,072
				5,138,468
	Diversified Financial Services – 0.7%
531,192	Apollo Asset Management, Inc., Series B	6.38%	(a)	13,890,671
1,295,377	Equitable Holdings, Inc., Series A	5.25%	(a)	30,804,065
4,441	National Rural Utilities Cooperative Finance Corp.	5.50%	05/15/64	113,689
				44,808,425

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Diversified Telecommunication Services – 0.8%
116,718	AT&T, Inc.	5.35%	11/01/66	$2,912,114
997,061	Qwest Corp.	6.50%	09/01/56	24,507,759
1,074,340	Qwest Corp.	6.75%	06/15/57	26,536,198
				53,956,071
	Electric Utilities – 1.3%
15,331	BIP Bermuda Holdings I Ltd.	5.13%	(a)	322,871
891,011	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	16,078,294
666,361	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	13,886,963
140,448	SCE Trust III, Series H (b)	5.75%	(a)	3,096,878
467,795	SCE Trust IV, Series J (b)	5.38%	(a)	9,519,628
1,028,769	SCE Trust V, Series K (b)	5.45%	(a)	24,093,770
645,314	Southern (The) Co., Series 2020A	4.95%	01/30/80	15,087,441
257,495	Southern (The) Co., Series C	4.20%	10/15/60	5,175,650
				87,261,495
	Equity Real Estate Investment Trusts – 0.9%
7,793	Digital Realty Trust, Inc., Series L	5.20%	(a)	195,604
205,383	DigitalBridge Group, Inc., Series I	7.15%	(a)	4,945,623
43,048	DigitalBridge Group, Inc., Series J	7.13%	(a)	1,032,722
848,778	Global Net Lease, Inc., Series A	7.25%	(a)	21,873,009
1,149,673	Hudson Pacific Properties, Inc., Series C	4.75%	(a)	23,832,721
61,551	National Storage Affiliates Trust, Series A	6.00%	(a)	1,551,085
32,692	PS Business Parks, Inc., Series Z	4.88%	(a)	620,494
327,363	Vornado Realty Trust, Series N	5.25%	(a)	7,499,887
				61,551,145
	Food Products – 0.9%
769,028	CHS, Inc., Series 2 (b)	7.10%	(a)	20,363,862
1,395,070	CHS, Inc., Series 3 (b)	6.75%	(a)	37,234,418
2,509	CHS, Inc., Series 4	7.50%	(a)	67,718
				57,665,998
	Gas Utilities – 0.3%
838,401	South Jersey Industries, Inc.	5.63%	09/16/79	16,382,356
54,298	Spire, Inc., Series A	5.90%	(a)	1,377,540
				17,759,896
	Independent Power & Renewable Electricity Producers – 0.2%
698,066	Brookfield Renewable Partners L.P., Series 17	5.25%	(a)	14,638,444
	Insurance – 5.6%
2,244,991	Aegon Funding Co., LLC	5.10%	12/15/49	52,667,489
476,075	Allstate (The) Corp. (b)	5.10%	01/15/53	11,806,660
18,863	Allstate (The) Corp., Series H	5.10%	(a)	461,955
1,943,087	American Equity Investment Life Holding Co., Series A (b) (c)	5.95%	(a)	47,294,738
967,605	American Equity Investment Life Holding Co., Series B (b)	6.63%	(a)	24,857,772
312,756	AmTrust Financial Services, Inc.	7.25%	06/15/55	5,269,939
363,925	AmTrust Financial Services, Inc.	7.50%	09/15/55	6,195,823
25,481	Arch Capital Group Ltd., Series F	5.45%	(a)	620,207
614,969	Arch Capital Group Ltd., Series G	4.55%	(a)	12,483,871
279,359	Aspen Insurance Holdings Ltd.	5.63%	(a)	6,618,015
1,711,649	Aspen Insurance Holdings Ltd. (c)	5.63%	(a)	39,778,723
452,913	Aspen Insurance Holdings Ltd. (b)	5.95%	(a)	10,960,495
612,102	Assurant, Inc.	5.25%	01/15/61	14,286,461

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
826,625	Athene Holding Ltd., Series A (b)	6.35%	(a)	$22,170,082
71,020	Athene Holding Ltd., Series B	5.63%	(a)	1,729,337
114,695	Athene Holding Ltd., Series C (b)	6.38%	(a)	3,021,066
98,919	Athene Holding Ltd., Series D	4.88%	(a)	2,024,872
450,581	Axis Capital Holdings Ltd., Series E	5.50%	(a)	10,543,595
754,186	CNO Financial Group, Inc. (c)	5.13%	11/25/60	15,385,394
1,243,506	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (d)	4.60%	05/15/37	26,735,379
506,743	Enstar Group Ltd., Series D (b)	7.00%	(a)	12,303,720
514,089	Globe Life, Inc.	4.25%	06/15/61	10,502,838
212,018	Phoenix Cos. (The), Inc.	7.45%	01/15/32	3,882,580
109,573	RenaissanceRe Holdings Ltd., Series F	5.75%	(a)	2,706,453
1,234,955	RenaissanceRe Holdings Ltd., Series G	4.20%	(a)	23,575,291
21,531	Selective Insurance Group, Inc., Series B	4.60%	(a)	437,295
314,714	W.R. Berkley Corp.	5.10%	12/30/59	7,351,719
				375,671,769
	Mortgage Real Estate Investment Trusts – 0.9%
592,398	AGNC Investment Corp., Series C (b)	7.00%	(a)	14,341,955
300,285	AGNC Investment Corp., Series D (b)	6.88%	(a)	6,546,213
142,211	AGNC Investment Corp., Series E (b)	6.50%	(a)	3,216,813
689,510	AGNC Investment Corp., Series F (b)	6.13%	(a)	15,369,178
723,426	Annaly Capital Management, Inc., Series F (b)	6.95%	(a)	17,499,675
287,505	Annaly Capital Management, Inc., Series I (b)	6.75%	(a)	6,776,493
				63,750,327
	Multi-Utilities – 1.8%
380,739	Algonquin Power & Utilities Corp. (b)	6.88%	10/17/78	9,842,103
533,190	Algonquin Power & Utilities Corp., Series 19-A (b)	6.20%	07/01/79	13,601,677
639,721	Brookfield Infrastructure Partners L.P., Series 13	5.13%	(a)	12,442,573
64,138	Brookfield Infrastructure Partners L.P., Series 14	5.00%	(a)	1,232,732
179,907	CMS Energy Corp.	5.88%	10/15/78	4,540,853
118,372	CMS Energy Corp.	5.88%	03/01/79	3,006,649
331,704	CMS Energy Corp., Series C	4.20%	(a)	6,551,154
204,709	DTE Energy Co.	4.38%	12/01/81	4,151,499
841,259	DTE Energy Co., Series E	5.25%	12/01/77	21,065,125
955,325	Integrys Holding, Inc. (b) (c)	6.00%	08/01/73	22,163,540
822,118	Sempra Energy	5.75%	07/01/79	20,742,037
				119,339,942
	Oil, Gas & Consumable Fuels – 1.4%
92,177	Energy Transfer L.P., Series C (b)	7.38%	(a)	2,093,340
2,090,834	Energy Transfer L.P., Series E (b)	7.60%	(a)	49,552,766
758,051	NuStar Energy L.P., Series A, 3 Mo. LIBOR + 6.77% (d)	8.77%	(a)	18,155,321
834,857	NuStar Logistics L.P., 3 Mo. LIBOR + 6.73% (d)	9.25%	01/15/43	20,854,728
				90,656,155
	Real Estate Management & Development – 1.5%
1,661,432	Brookfield Property Partners L.P., Series A	5.75%	(a)	33,012,654
171,748	Brookfield Property Partners L.P., Series A-1	6.50%	(a)	3,859,178
1,317,477	Brookfield Property Partners L.P., Series A2	6.38%	(a)	28,101,784
1,603,191	Brookfield Property Preferred L.P.	6.25%	07/26/81	33,218,117
				98,191,733
	Thrifts & Mortgage Finance – 0.3%
682,573	New York Community Bancorp, Inc., Series A (b)	6.38%	(a)	17,869,761

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Thrifts & Mortgage Finance (Continued)
80,856	Washington Federal, Inc., Series A	4.88%	(a)	$1,736,787
				19,606,548
	Trading Companies & Distributors – 0.4%
532,319	Air Lease Corp., Series A (b)	6.15%	(a)	12,993,907
515,707	WESCO International, Inc., Series A (b)	10.63%	(a)	14,517,152
				27,511,059
	Wireless Telecommunication Services – 0.5%
259,030	United States Cellular Corp.	6.25%	09/01/69	6,027,628
267,143	United States Cellular Corp.	5.50%	03/01/70	5,583,289
981,593	United States Cellular Corp.	5.50%	06/01/70	20,333,699
				31,944,616
	Total $25 Par Preferred Securities			1,628,816,504
	(Cost $1,757,595,407)
$100 PAR PREFERRED SECURITIES – 0.5%
	Banks – 0.5%
88,231	AgriBank FCB (b)	6.88%	(a)	9,043,678
63,800	CoBank ACB, Series F (b)	6.25%	(a)	6,427,850
49,330	CoBank ACB, Series H (b)	6.20%	(a)	5,105,655
120,015	Farm Credit Bank of Texas (b) (e)	6.75%	(a)	12,331,541
				32,908,724
	Food Products – 0.0%
700	Dairy Farmers of America, Inc. (e)	7.88%	(a)	70,046
	Total $100 Par Preferred Securities			32,978,770
	(Cost $33,683,129)
$1,000 PAR PREFERRED SECURITIES – 2.7%
	Banks – 2.6%
51,461	Bank of America Corp., Series L	7.25%	(a)	64,020,057
88,218	Wells Fargo & Co., Series L	7.50%	(a)	111,948,642
				175,968,699
	Diversified Financial Services – 0.1%
7,900	Compeer Financial ACA (b) (e)	6.75%	(a)	8,058,000
	Total $1,000 Par Preferred Securities			184,026,699
	(Cost $201,128,350)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 68.9%
	Banks – 29.2%
$32,549,000	Australia & New Zealand Banking Group Ltd. (b) (e) (f)	6.75%	(a)	33,227,158
30,500,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (f)	6.50%	(a)	29,312,958
11,250,000	Banco Mercantil del Norte S.A. (b) (e) (f)	7.50%	(a)	10,126,969
15,700,000	Banco Mercantil del Norte S.A. (b) (e) (f)	7.63%	(a)	14,781,393
21,630,000	Banco Mercantil del Norte S.A. (b) (e) (f)	8.38%	(a)	20,627,341
35,600,000	Banco Santander S.A. (b) (f)	4.75%	(a)	30,489,654
43,800,000	Banco Santander S.A. (b) (f) (g)	7.50%	(a)	44,482,623
43,561,000	Bank of America Corp., Series RR (b)	4.38%	(a)	39,640,510
22,000,000	Bank of America Corp., Series TT (b)	6.13%	(a)	22,165,000
15,898,000	Bank of America Corp., Series X (b)	6.25%	(a)	16,023,723

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$16,300,000	Bank of Nova Scotia (The) (b)	4.90%	(a)	$15,912,875
3,000,000	Bank of Nova Scotia (The), Series 2 (b)	3.63%	10/27/81	2,309,161
24,300,000	Barclays PLC (b) (f)	4.38%	(a)	19,811,790
35,609,000	Barclays PLC (b) (f)	6.13%	(a)	34,382,270
5,760,000	Barclays PLC (b) (f)	7.75%	(a)	5,816,983
144,765,000	Barclays PLC (b) (f)	8.00%	(a)	149,469,862
11,600,000	BBVA Bancomer S.A. (b) (e) (f)	5.88%	09/13/34	10,333,570
65,000,000	BNP Paribas S.A. (b) (e) (f)	4.63%	(a)	57,791,694
53,298,000	BNP Paribas S.A. (b) (e) (f)	6.63%	(a)	53,676,785
24,000,000	BNP Paribas S.A. (b) (e) (f)	7.38%	(a)	24,971,258
46,133,000	Citigroup, Inc. (b)	3.88%	(a)	42,283,201
781,000	Citigroup, Inc. (b)	5.90%	(a)	776,016
23,272,000	Citigroup, Inc. (b)	5.95%	(a)	23,126,520
36,113,000	Citigroup, Inc., Series D (b)	5.35%	(a)	34,623,339
16,200,000	Citigroup, Inc., Series P (b)	5.95%	(a)	15,798,656
34,250,000	Citigroup, Inc., Series T (b)	6.25%	(a)	35,194,615
34,393,000	Citigroup, Inc., Series W (b)	4.00%	(a)	32,043,560
29,875,000	Citigroup, Inc., Series Y (b)	4.15%	(a)	26,382,015
6,560,000	Citizens Financial Group, Inc., Series B (b)	6.00%	(a)	5,743,871
21,030,000	Citizens Financial Group, Inc., Series G (b)	4.00%	(a)	17,800,537
20,474,000	CoBank ACB, Series I (b)	6.25%	(a)	19,830,941
11,200,000	Commerzbank AG (b) (f) (g)	7.00%	(a)	10,616,592
38,310,000	Credit Agricole S.A. (b) (e) (f)	6.88%	(a)	38,703,857
43,500,000	Credit Agricole S.A. (b) (e) (f)	8.13%	(a)	46,417,980
26,200,000	Danske Bank A.S. (b) (f) (g)	4.38%	(a)	22,636,748
21,313,000	Danske Bank A.S. (b) (f) (g)	6.13%	(a)	20,687,826
15,960,000	Danske Bank A.S. (b) (f) (g)	7.00%	(a)	15,468,432
7,650,000	Farm Credit Bank of Texas, Series 3 (b) (e)	6.20%	(a)	7,169,924
20,300,000	Farm Credit Bank of Texas, Series 4 (b) (e)	5.70%	(a)	19,376,857
10,527,000	Fifth Third Bancorp, Series H (b)	5.10%	(a)	9,253,465
1,400,000	Fifth Third Bancorp, Series L (b)	4.50%	(a)	1,362,251
4,812,000	First Citizens BancShares, Inc., Series B, 3 Mo. LIBOR + 3.97% (d)	5.80%	(a)	4,565,385
12,800,000	HSBC Holdings PLC (b) (f)	4.60%	(a)	10,717,440
13,036,000	HSBC Holdings PLC (b) (f)	6.38%	(a)	13,175,445
14,122,000	Huntington Bancshares, Inc., Series G (b)	4.45%	(a)	13,197,157
35,836,000	ING Groep N.V. (b) (f)	5.75%	(a)	34,270,345
21,579,000	ING Groep N.V. (b) (f)	6.50%	(a)	21,282,720
40,125,000	Intesa Sanpaolo S.p.A. (b) (e) (f)	7.70%	(a)	37,617,187
42,896,000	JPMorgan Chase & Co., Series Q (b)	5.15%	(a)	40,965,680
12,861,000	JPMorgan Chase & Co., Series R (b)	6.00%	(a)	12,529,739
17,108,000	JPMorgan Chase & Co., Series V, 3 Mo. LIBOR + 3.32% (d)	5.60%	(a)	17,037,002
32,100,000	Lloyds Banking Group PLC (b) (f)	6.75%	(a)	31,569,054
44,931,668	Lloyds Banking Group PLC (b) (f)	7.50%	(a)	45,451,456
34,682,000	Lloyds Banking Group PLC (b) (f)	7.50%	(a)	35,202,230
14,924,602	M&T Bank Corp. (b)	3.50%	(a)	12,211,629
16,900,000	M&T Bank Corp., Series G (b)	5.00%	(a)	16,242,647
8,500,000	NatWest Group PLC (b) (f)	6.00%	(a)	8,314,105
21,325,000	NatWest Group PLC (b) (f)	8.00%	(a)	22,048,451
27,000,000	Nordea Bank Abp (b) (e) (f)	6.63%	(a)	27,073,110
9,250,000	PNC Financial Services Group (The), Inc., Series U (b)	6.00%	(a)	9,321,873
2,400,000	Skandinaviska Enskilda Banken AB (b) (f) (g)	5.13%	(a)	2,312,222
73,600,000	Societe Generale S.A. (b) (e) (f)	5.38%	(a)	61,942,761
31,389,000	Societe Generale S.A. (b) (e) (f)	7.88%	(a)	31,864,359
20,000,000	Societe Generale S.A. (b) (f) (g)	7.88%	(a)	20,302,883

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$11,500,000	Societe Generale S.A. (b) (e) (f)	8.00%	(a)	$11,823,776
68,460,000	Standard Chartered PLC (b) (e) (f)	4.30%	(a)	52,676,211
25,600,000	Standard Chartered PLC (b) (e) (f)	6.00%	(a)	25,462,487
48,046,398	SVB Financial Group, Series C (b)	4.00%	(a)	39,017,584
50,341,000	SVB Financial Group, Series D (b)	4.25%	(a)	40,211,375
15,000,000	Swedbank AB, Series NC5 (b) (f) (g)	5.63%	(a)	14,943,750
5,695,000	Texas Capital Bancshares, Inc. (b)	4.00%	05/06/31	5,196,238
5,000,000	Truist Financial Corp., Series L, 3 Mo. LIBOR + 3.10% (d)	4.93%	(a)	4,638,750
5,000,000	Truist Financial Corp., Series N (b)	4.80%	(a)	4,738,917
56,950,000	UniCredit S.p.A. (b) (f) (g)	8.00%	(a)	55,369,637
4,400,000	UniCredit S.p.A. (b) (e)	7.30%	04/02/34	4,087,272
13,500,000	UniCredit S.p.A. (b) (e)	5.46%	06/30/35	11,094,472
79,980,378	Wells Fargo & Co., Series BB (b)	3.90%	(a)	74,131,813
				1,953,257,942
	Capital Markets – 9.1%
40,096,000	Apollo Management Holdings L.P. (b) (e)	4.95%	01/14/50	34,709,220
1,500,000	Bank of New York Mellon (The) Corp., Series H (b)	3.70%	(a)	1,385,232
24,740,000	Bank of New York Mellon (The) Corp., Series I (b)	3.75%	(a)	21,615,338
15,800,000	Charles Schwab (The) Corp. (b)	5.00%	(a)	15,326,000
63,997,000	Charles Schwab (The) Corp., Series I (b)	4.00%	(a)	58,276,948
88,425,000	Credit Suisse Group AG (b) (e) (f)	5.25%	(a)	73,171,687
4,800,000	Credit Suisse Group AG (b) (e) (f)	6.25%	(a)	4,606,848
31,775,000	Credit Suisse Group AG (b) (e) (f)	6.38%	(a)	26,929,312
9,407,000	Credit Suisse Group AG (b) (e) (f)	7.50%	(a)	9,268,501
76,900,000	Credit Suisse Group AG (b) (e) (f)	7.50%	(a)	71,655,420
17,000,000	Credit Suisse Group AG (b) (e) (f)	9.75%	(a)	18,096,500
15,000,000	Deutsche Bank AG (b) (f)	7.50%	(a)	14,512,500
62,200,000	Deutsche Bank AG, Series 2020 (b) (f)	6.00%	(a)	54,114,000
28,725,000	EFG International AG (b) (f) (g)	5.50%	(a)	24,337,544
24,875,000	Goldman Sachs Group (The), Inc., Series R (b)	4.95%	(a)	23,842,688
13,870,000	Goldman Sachs Group (The), Inc., Series T (b)	3.80%	(a)	12,014,499
40,611,000	Goldman Sachs Group (The), Inc., Series U (b)	3.65%	(a)	34,409,322
19,442,000	Morgan Stanley, Series M (b)	5.88%	(a)	19,673,563
38,000,000	UBS Group AG (b) (e) (f)	4.88%	(a)	33,958,046
26,389,000	UBS Group AG (b) (f) (g)	6.88%	(a)	27,036,111
28,500,000	UBS Group AG (b) (e) (f)	7.00%	(a)	29,087,955
				608,027,234
	Consumer Finance – 1.5%
35,450,000	Ally Financial, Inc., Series B (b)	4.70%	(a)	29,984,496
47,679,000	American Express Co. (b)	3.55%	(a)	41,500,708
35,077,000	Capital One Financial Corp., Series M (b)	3.95%	(a)	30,604,203
				102,089,407
	Diversified Financial Services – 2.8%
64,250,000	American AgCredit Corp. (b) (e)	5.25%	(a)	59,029,687
40,400,000	Ares Finance Co. III LLC (b) (e)	4.13%	06/30/51	34,358,825
28,250,000	Capital Farm Credit ACA, Series 1 (b) (e)	5.00%	(a)	25,269,626
13,950,000	Compeer Financial ACA (b) (e)	4.88%	(a)	12,363,194
41,738,000	Voya Financial, Inc. (b)	5.65%	05/15/53	39,913,632
16,548,000	Voya Financial, Inc., Series A (b)	6.13%	(a)	15,896,064
				186,831,028

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Diversified Telecommunication Services – 0.7%
$12,882,000	Koninklijke KPN N.V. (b) (e)	7.00%	03/28/73	$12,755,585
32,310,000	Koninklijke KPN N.V. (b) (g)	7.00%	03/28/73	31,992,933
				44,748,518
	Electric Utilities – 2.1%
21,918,000	Duke Energy Corp. (b)	4.88%	(a)	20,760,200
17,965,000	Edison International, Series B (b)	5.00%	(a)	15,156,140
59,567,000	Emera, Inc., Series 16-A (b)	6.75%	06/15/76	59,420,891
18,124,000	Southern (The) Co., Series 21-A (b)	3.75%	09/15/51	16,019,622
2,000,000	Southern (The) Co., Series B (b)	4.00%	01/15/51	1,867,684
32,516,000	Southern California Edison Co., Series E, 3 Mo. LIBOR + 4.20% (d)	5.49%	(a)	29,839,096
				143,063,633
	Energy Equipment & Services – 0.9%
3,524,000	Transcanada Trust (b)	5.63%	05/20/75	3,401,716
25,600,000	Transcanada Trust (b)	5.50%	09/15/79	23,629,508
34,700,000	Transcanada Trust (b)	5.60%	03/07/82	32,393,476
				59,424,700
	Food Products – 1.9%
10,700,000	Dairy Farmers of America, Inc. (h)	7.13%	(a)	9,964,375
25,362,000	Land O’Lakes Capital Trust I (h)	7.45%	03/15/28	25,858,014
44,888,000	Land O’Lakes, Inc. (e)	7.00%	(a)	43,116,271
14,010,000	Land O’Lakes, Inc. (e)	7.25%	(a)	13,717,822
31,520,000	Land O’Lakes, Inc. (e)	8.00%	(a)	31,987,599
				124,644,081
	Insurance – 8.2%
16,400,000	Allianz SE (b) (e)	3.50%	(a)	14,459,253
22,502,000	Asahi Mutual Life Insurance Co. (b) (g)	6.50%	(a)	22,389,490
32,200,000	Assurant, Inc. (b)	7.00%	03/27/48	32,385,538
12,999,000	Assured Guaranty Municipal Holdings, Inc. (b) (e)	6.40%	12/15/66	12,540,921
38,875,000	AXIS Specialty Finance LLC (b)	4.90%	01/15/40	33,874,124
23,688,000	Enstar Finance LLC (b)	5.75%	09/01/40	22,174,431
55,217,000	Enstar Finance LLC (b)	5.50%	01/15/42	47,274,571
13,700,000	Fortegra Financial Corp. (b) (h)	8.50%	10/15/57	14,798,087
84,495,000	Global Atlantic Fin Co. (b) (e)	4.70%	10/15/51	70,108,860
18,871,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (d) (e)	3.54%	02/12/47	15,356,552
26,429,000	Kuvare US Holdings, Inc. (b) (e)	7.00%	02/17/51	26,920,162
9,310,000	La Mondiale SAM (b) (g)	5.88%	01/26/47	9,177,146
40,630,000	Lancashire Holdings Ltd. (b) (g)	5.63%	09/18/41	34,372,980
35,910,000	Liberty Mutual Group, Inc. (b) (e)	4.13%	12/15/51	29,911,924
14,061,000	Markel Corp. (b)	6.00%	(a)	14,289,335
3,000,000	Phoenix Group Holdings PLC (b) (g)	5.63%	(a)	2,885,745
28,059,000	Principal Financial Group, Inc., 3 Mo. LIBOR + 3.04% (d)	4.46%	05/15/55	25,650,451
27,670,000	Progressive (The) Corp., Series B (b)	5.38%	(a)	25,110,525
3,137,000	Prudential Financial, Inc. (b)	5.63%	06/15/43	3,133,283
38,900,000	QBE Insurance Group Ltd. (b) (e)	5.88%	(a)	37,966,400
24,999,000	QBE Insurance Group Ltd. (b) (g)	6.75%	12/02/44	25,309,089
16,000,000	QBE Insurance Group Ltd. (b) (g)	5.88%	06/17/46	15,622,807
13,610,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (d)	4.49%	12/15/65	10,718,150
				546,429,824

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Multi-Utilities – 2.9%
$64,818,000	Algonquin Power & Utilities Corp. (b)	4.75%	01/18/82	$57,318,557
51,658,000	CenterPoint Energy, Inc., Series A (b)	6.13%	(a)	46,652,451
17,052,000	CMS Energy Corp. (b)	3.75%	12/01/50	13,663,938
2,400,000	Dominion Energy, Inc., Series B (b)	4.65%	(a)	2,244,000
14,520,000	NiSource, Inc. (b)	5.65%	(a)	13,235,839
9,031,000	Sempra Energy (b)	4.88%	(a)	8,753,592
59,610,000	Sempra Energy (b)	4.13%	04/01/52	50,939,151
				192,807,528
	Oil, Gas & Consumable Fuels – 6.3%
19,778,000	Buckeye Partners L.P. (b)	6.38%	01/22/78	16,390,134
62,609,000	DCP Midstream L.P., Series A (b)	7.38%	(a)	56,862,204
55,354,000	DCP Midstream Operating L.P. (b) (e)	5.85%	05/21/43	48,155,005
57,082,000	Enbridge, Inc. (b)	6.25%	03/01/78	54,273,418
65,166,000	Enbridge, Inc., Series 16-A (b)	6.00%	01/15/77	61,761,355
41,574,000	Enbridge, Inc., Series 20-A (b)	5.75%	07/15/80	39,262,486
31,252,000	Energy Transfer L.P., 3 Mo. LIBOR + 3.02% (d)	4.30%	11/01/66	21,489,112
9,660,000	Energy Transfer L.P., Series A (b)	6.25%	(a)	7,448,334
18,821,000	Energy Transfer L.P., Series F (b)	6.75%	(a)	16,428,601
24,500,000	Energy Transfer L.P., Series G (b)	7.13%	(a)	22,111,250
15,165,000	Energy Transfer L.P., Series H (b)	6.50%	(a)	13,800,150
55,280,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (d)	4.36%	06/01/67	42,109,263
28,636,000	Enterprise Products Operating LLC, Series D (b)	4.88%	08/16/77	23,704,487
				423,795,799
	Trading Companies & Distributors – 2.6%
145,883,000	AerCap Holdings N.V. (b)	5.88%	10/10/79	129,684,152
15,700,000	Air Lease Corp., Series B (b)	4.65%	(a)	13,779,122
42,300,000	Aircastle Ltd. (b) (e)	5.25%	(a)	33,934,584
				177,397,858
	Transportation Infrastructure – 0.7%
39,000,000	AerCap Global Aviation Trust (b) (e)	6.50%	06/15/45	37,154,707
11,000,000	BNSF Funding Trust I (b)	6.61%	12/15/55	10,832,250
				47,986,957
	Total Capital Preferred Securities			4,610,504,509
	(Cost $5,020,994,555)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 1.4%
	Insurance – 1.4%
94,408,028	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (e) (i)	7.63%	10/15/25	90,807,291
	(Cost $99,266,158)

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 0.2%
	Insurance – 0.2%
$13,866,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	$13,734,986
	(Cost $13,886,174)

Total Investments – 98.1%	6,560,868,759
(Cost $7,126,553,773)
Net Other Assets and Liabilities – 1.9%	125,684,926
Net Assets – 100.0%	$6,686,553,685

(a)	Perpetual maturity.
(b)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(d)	Floating or variable rate security.
(e)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2022, securities noted as such amounted to $1,572,703,765 or 23.5% of net assets.
(f)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2022, securities noted as such amounted to $1,644,027,796 or 24.6% of net assets. Of these securities, 3.4% originated in emerging markets, and 96.6% originated in foreign markets.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(i)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2021 through July 31, 2022) this security paid all of its interest in cash.

LIBOR	London Interbank Offered Rate

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Capital Markets	$ 176,888,661	$ 137,261,643	$ 39,627,018	$ —
Insurance	375,671,769	333,588,048	42,083,721	—
Multi-Utilities	119,339,942	97,176,402	22,163,540	—
Other industry categories*	956,916,132	956,916,132	—	—
$100 Par Preferred Securities*	32,978,770	—	32,978,770	—
$1,000 Par Preferred Securities:
Banks	175,968,699	175,968,699	—	—
Diversified Financial Services	8,058,000	—	8,058,000	—
Capital Preferred Securities*	4,610,504,509	—	4,610,504,509	—
Foreign Corporate Bonds and Notes*	90,807,291	—	90,807,291	—
Corporate Bonds and Notes*	13,734,986	—	13,734,986	—
Total Investments	$ 6,560,868,759	$ 1,700,910,924	$ 4,859,957,835	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of July 31, 2022, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	09/15/16-12/10/21	$10,700,000	$93.13	$10,903,500	$9,964,375	0.15%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17-03/12/18	13,700,000	108.02	13,718,794	14,798,087	0.22
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	03/20/15-07/23/21	25,362,000	101.96	27,356,077	25,858,014	0.39
				$51,978,371	$50,620,476	0.76%

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments
July 31, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$1,000 PAR PREFERRED SECURITIES – 2.5%
	Banks – 2.5%
5,014	Bank of America Corp., Series L	7.25%	(a)	$6,237,667
6,658	Wells Fargo & Co., Series L	7.50%	(a)	8,449,002
	Total $1,000 Par Preferred Securities			14,686,669
	(Cost $16,550,864)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 92.5%
	Banks – 38.8%
$4,950,000	Australia & New Zealand Banking Group Ltd. (b) (c) (d)	6.75%	(a)	5,053,133
1,145,000	Australia & New Zealand Banking Group Ltd. (c) (d) (e)	6.75%	(a)	1,168,856
2,400,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (c) (d)	6.50%	(a)	2,306,593
900,000	Banco Mercantil del Norte S.A. (b) (c) (d)	7.50%	(a)	810,158
842,000	Banco Mercantil del Norte S.A. (b) (c) (d)	7.63%	(a)	792,735
1,400,000	Banco Mercantil del Norte S.A. (b) (c) (d)	8.38%	(a)	1,335,103
2,000,000	Banco Santander S.A. (c) (d)	4.75%	(a)	1,712,902
4,600,000	Banco Santander S.A. (c) (d) (e)	7.50%	(a)	4,671,691
4,156,000	Bank of America Corp., Series RR (d)	4.38%	(a)	3,781,960
3,968,000	Bank of America Corp., Series TT (d)	6.13%	(a)	3,997,760
5,400,000	Bank of America Corp., Series X (d)	6.25%	(a)	5,442,704
3,700,000	Bank of Nova Scotia (The) (d)	4.90%	(a)	3,612,125
1,000,000	Bank of Nova Scotia (The), Series 2 (d)	3.63%	10/27/81	769,720
2,300,000	Barclays PLC (c) (d)	4.38%	(a)	1,875,190
3,450,000	Barclays PLC (c) (d)	6.13%	(a)	3,331,148
2,000,000	Barclays PLC (c) (d)	7.75%	(a)	2,019,786
12,729,000	Barclays PLC (c) (d)	8.00%	(a)	13,142,692
700,000	BBVA Bancomer S.A. (b) (c) (d)	5.88%	09/13/34	623,578
8,000,000	BNP Paribas S.A. (b) (c) (d)	4.63%	(a)	7,112,824
2,000,000	BNP Paribas S.A. (b) (c) (d)	4.63%	(a)	1,615,631
4,110,000	BNP Paribas S.A. (b) (c) (d)	6.63%	(a)	4,139,209
2,000,000	BNP Paribas S.A. (b) (c) (d)	7.38%	(a)	2,080,938
3,195,000	Citigroup, Inc. (d)	3.88%	(a)	2,928,377
345,000	Citigroup, Inc. (d)	5.90%	(a)	342,798
1,281,000	Citigroup, Inc. (d)	5.95%	(a)	1,272,992
3,000,000	Citigroup, Inc., Series D (d)	5.35%	(a)	2,876,250
6,414,000	Citigroup, Inc., Series P (d)	5.95%	(a)	6,255,097
3,049,000	Citigroup, Inc., Series W (d)	4.00%	(a)	2,840,718
2,979,000	Citigroup, Inc., Series Y (d)	4.15%	(a)	2,630,695
493,000	Citizens Financial Group, Inc., Series B (d)	6.00%	(a)	431,666
6,170,000	Citizens Financial Group, Inc., Series G (d)	4.00%	(a)	5,222,507
1,358,000	CoBank ACB, Series I (d)	6.25%	(a)	1,315,347
400,000	Commerzbank AG (c) (d) (e)	7.00%	(a)	379,164
2,806,000	Credit Agricole S.A. (b) (c) (d)	6.88%	(a)	2,834,848
3,000,000	Credit Agricole S.A. (c) (d) (e)	7.88%	(a)	3,091,875
2,200,000	Credit Agricole S.A. (b) (c) (d)	8.13%	(a)	2,347,576
4,800,000	Danske Bank A.S. (c) (d) (e)	4.38%	(a)	4,147,190
550,000	Danske Bank A.S. (c) (d) (e)	6.13%	(a)	533,867
850,000	Danske Bank A.S. (c) (d) (e)	7.00%	(a)	823,820
800,000	Farm Credit Bank of Texas, Series 3 (b) (d)	6.20%	(a)	749,796
1,100,000	Farm Credit Bank of Texas, Series 4 (b) (d)	5.70%	(a)	1,049,978
5,264,000	Fifth Third Bancorp, Series H (d)	5.10%	(a)	4,627,172
7,854,000	First Citizens BancShares, Inc., Series B, 3 Mo. LIBOR + 3.97% (d)	5.80%	(a)	7,451,482
400,000	HSBC Holdings PLC (c) (d)	4.60%	(a)	334,920

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$5,000,000	HSBC Holdings PLC (c) (d)	6.00%	(a)	$4,809,158
1,260,000	HSBC Holdings PLC (c) (d)	6.38%	(a)	1,273,478
1,700,000	Huntington Bancshares, Inc., Series G (d)	4.45%	(a)	1,588,668
2,950,000	ING Groep N.V. (c) (d)	5.75%	(a)	2,821,116
1,200,000	ING Groep N.V. (c) (d)	6.50%	(a)	1,183,524
6,570,000	Intesa Sanpaolo S.p.A. (b) (c) (d)	7.70%	(a)	6,159,375
5,200,000	JPMorgan Chase & Co., Series I, 3 Mo. LIBOR + 3.47% (f)	6.28%	(a)	5,176,369
7,241,000	JPMorgan Chase & Co., Series Q (d)	5.15%	(a)	6,915,155
605,000	JPMorgan Chase & Co., Series R (d)	6.00%	(a)	589,417
1,550,000	Lloyds Banking Group PLC (c) (d)	6.75%	(a)	1,524,362
4,148,424	Lloyds Banking Group PLC (c) (d)	7.50%	(a)	4,196,415
3,690,000	Lloyds Banking Group PLC (c) (d)	7.50%	(a)	3,745,350
762,742	M&T Bank Corp. (d)	3.50%	(a)	624,092
2,341,000	M&T Bank Corp., Series G (d)	5.00%	(a)	2,249,943
693,000	Macquarie Bank Ltd. (b) (c) (d)	6.13%	(a)	641,892
600,000	NatWest Group PLC (c) (d)	6.00%	(a)	586,878
1,550,000	NatWest Group PLC (c) (d)	8.00%	(a)	1,602,584
2,425,000	Nordea Bank Abp (b) (c) (d)	6.63%	(a)	2,431,566
1,186,000	PNC Financial Services Group (The), Inc., Series U (d)	6.00%	(a)	1,195,215
200,000	Skandinaviska Enskilda Banken AB (c) (d) (e)	5.13%	(a)	192,685
3,800,000	Societe Generale S.A. (b) (c) (d)	5.38%	(a)	3,198,132
2,711,000	Societe Generale S.A. (b) (c) (d)	7.88%	(a)	2,752,056
400,000	Societe Generale S.A. (c) (d) (e)	7.88%	(a)	406,058
2,639,000	Societe Generale S.A. (b) (c) (d)	8.00%	(a)	2,713,300
3,800,000	Standard Chartered PLC (b) (c) (d)	4.30%	(a)	2,923,891
1,500,000	Standard Chartered PLC (b) (c) (d)	6.00%	(a)	1,491,943
7,836,258	SVB Financial Group, Series C (d)	4.00%	(a)	6,363,679
9,518,000	SVB Financial Group, Series D (d)	4.25%	(a)	7,602,786
1,200,000	Swedbank AB, Series NC5 (c) (d) (e)	5.63%	(a)	1,195,500
463,000	Texas Capital Bancshares, Inc. (d)	4.00%	05/06/31	422,451
3,500,000	Truist Financial Corp., Series L, 3 Mo. LIBOR + 3.10% (d)	4.93%	(a)	3,247,125
7,800,000	Truist Financial Corp., Series N (d)	4.80%	(a)	7,392,711
3,850,000	UniCredit S.p.A. (c) (d) (e)	8.00%	(a)	3,743,163
600,000	UniCredit S.p.A. (b) (d)	7.30%	04/02/34	557,355
750,000	UniCredit S.p.A. (b) (d)	5.46%	06/30/35	616,360
10,695,000	Wells Fargo & Co., Series BB (d)	3.90%	(a)	9,912,928
				229,931,251
	Capital Markets – 12.3%
4,820,000	Apollo Management Holdings L.P. (b) (d)	4.95%	01/14/50	4,172,447
1,870,000	Bank of New York Mellon (The) Corp., Series I (d)	3.75%	(a)	1,633,819
250,000	Charles Schwab (The) Corp. (d)	5.00%	(a)	242,500
13,809,000	Charles Schwab (The) Corp., Series I (d)	4.00%	(a)	12,574,752
6,943,000	Credit Suisse Group AG (b) (c) (d)	5.25%	(a)	5,745,333
2,457,000	Credit Suisse Group AG (b) (c) (d)	6.25%	(a)	2,358,130
2,370,000	Credit Suisse Group AG (b) (c) (d)	6.38%	(a)	2,008,575
1,314,000	Credit Suisse Group AG (b) (c) (d)	7.50%	(a)	1,294,654
4,150,000	Credit Suisse Group AG (b) (c) (d)	7.50%	(a)	3,866,970
3,000,000	Credit Suisse Group AG (b) (c) (d)	9.75%	(a)	3,193,500
4,400,000	Deutsche Bank AG (c) (d)	7.50%	(a)	4,257,000
5,450,000	Deutsche Bank AG, Series 2020 (c) (d)	6.00%	(a)	4,741,500
4,730,000	EFG International AG (c) (d) (e)	5.50%	(a)	4,007,540
1,200,000	Goldman Sachs Group (The), Inc., Series R (d)	4.95%	(a)	1,150,200
2,479,000	Goldman Sachs Group (The), Inc., Series T (d)	3.80%	(a)	2,147,364
3,185,000	Goldman Sachs Group (The), Inc., Series U (d)	3.65%	(a)	2,698,621

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$904,000	Morgan Stanley, Series M (d)	5.88%	(a)	$914,767
3,334,000	State Street Corp., Series F, 3 Mo. LIBOR + 3.60% (f)	5.43%	(a)	3,291,682
2,700,000	UBS Group AG (c) (d) (e)	4.38%	(a)	2,176,875
5,500,000	UBS Group AG (b) (c) (d)	4.88%	(a)	4,914,980
2,500,000	UBS Group AG (c) (d) (e)	6.88%	(a)	2,561,305
1,425,000	UBS Group AG (b) (c) (d)	7.00%	(a)	1,454,398
1,500,000	UBS Group AG (c) (d) (e)	7.00%	(a)	1,530,945
				72,937,857
	Consumer Finance – 2.1%
7,500,000	Ally Financial, Inc., Series B (d)	4.70%	(a)	6,343,687
3,000,000	Ally Financial, Inc., Series C (d)	4.70%	(a)	2,373,650
2,497,000	American Express Co. (d)	3.55%	(a)	2,173,436
1,932,000	Capital One Financial Corp., Series M (d)	3.95%	(a)	1,685,644
				12,576,417
	Diversified Financial Services – 2.3%
3,000,000	American AgCredit Corp. (b) (d)	5.25%	(a)	2,756,250
2,775,000	Ares Finance Co. III LLC (b) (d)	4.13%	06/30/51	2,360,043
4,200,000	Capital Farm Credit ACA, Series 1 (b) (d)	5.00%	(a)	3,756,900
650,000	Compeer Financial ACA (b) (d)	4.88%	(a)	576,063
3,442,000	Voya Financial, Inc. (d)	5.65%	05/15/53	3,291,550
755,000	Voya Financial, Inc., Series A (d)	6.13%	(a)	725,256
				13,466,062
	Diversified Telecommunication Services – 0.6%
1,365,000	Koninklijke KPN N.V. (b) (d)	7.00%	03/28/73	1,351,605
2,326,000	Koninklijke KPN N.V. (d) (e)	7.00%	03/28/73	2,303,174
				3,654,779
	Electric Utilities – 4.4%
1,830,000	Duke Energy Corp. (d)	4.88%	(a)	1,733,332
1,158,000	Edison International, Series B (d)	5.00%	(a)	976,944
6,962,000	Emera, Inc., Series 16-A (d)	6.75%	06/15/76	6,944,923
1,428,000	Southern (The) Co., Series 21-A (d)	3.75%	09/15/51	1,262,195
5,372,000	Southern (The) Co., Series B (d)	4.00%	01/15/51	5,016,598
3,100,000	Southern (The) Co., Series B, 3 Mo. LIBOR + 3.63% (f)	5.46%	03/15/57	3,089,150
7,500,000	Southern California Edison Co., Series E, 3 Mo. LIBOR + 4.20% (f)	5.49%	(a)	6,882,557
				25,905,699
	Energy Equipment & Services – 0.7%
276,000	Transcanada Trust (d)	5.63%	05/20/75	266,423
1,250,000	Transcanada Trust (d)	5.50%	09/15/79	1,153,785
2,650,000	Transcanada Trust (d)	5.60%	03/07/82	2,473,853
				3,894,061
	Food Products – 1.9%
1,200,000	Dairy Farmers of America, Inc. (g)	7.13%	(a)	1,117,500
1,400,000	Land O’Lakes Capital Trust I (g)	7.45%	03/15/28	1,427,380
6,146,000	Land O’Lakes, Inc. (b)	7.00%	(a)	5,903,417
2,220,000	Land O’Lakes, Inc. (b)	7.25%	(a)	2,173,702
400,000	Land O’Lakes, Inc. (e)	7.25%	(a)	391,658
535,000	Land O’Lakes, Inc. (b)	8.00%	(a)	542,937
				11,556,594

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance – 13.7%
$3,500,000	Allianz SE (b) (d)	3.50%	(a)	$3,085,816
2,000,000	Asahi Mutual Life Insurance Co. (d) (e)	6.50%	(a)	1,990,000
3,858,000	Assurant, Inc. (d)	7.00%	03/27/48	3,880,230
2,300,000	Assured Guaranty Municipal Holdings, Inc. (b) (d)	6.40%	12/15/66	2,218,949
1,700,000	Assured Guaranty Municipal Holdings, Inc. (d) (e)	6.40%	12/15/66	1,649,808
4,170,000	AXIS Specialty Finance LLC (d)	4.90%	01/15/40	3,633,572
400,000	CNP Assurances (d) (e)	4.88%	(a)	323,984
1,332,000	Enstar Finance LLC (d)	5.75%	09/01/40	1,246,890
12,538,000	Enstar Finance LLC (d)	5.50%	01/15/42	10,734,531
9,545,000	Global Atlantic Fin Co. (b) (d)	4.70%	10/15/51	7,919,866
4,300,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (b) (f)	3.54%	02/12/47	3,499,188
2,464,000	Kuvare US Holdings, Inc. (b) (d)	7.00%	02/17/51	2,509,791
1,000,000	La Mondiale SAM (d) (e)	5.88%	01/26/47	985,730
6,850,000	Lancashire Holdings Ltd. (d) (e)	5.63%	09/18/41	5,795,100
5,300,000	Liberty Mutual Group, Inc. (b) (d)	4.13%	12/15/51	4,414,737
3,001,000	Markel Corp. (d)	6.00%	(a)	3,049,733
2,900,000	MetLife, Inc. (b)	9.25%	04/08/38	3,475,115
3,200,000	Phoenix Group Holdings PLC (d) (e)	5.63%	(a)	3,078,128
3,500,000	Principal Financial Group, Inc., 3 Mo. LIBOR + 3.04% (f)	4.46%	05/15/55	3,199,564
7,247,000	Progressive (The) Corp., Series B (d)	5.38%	(a)	6,576,652
1,863,000	Prudential Financial, Inc. (d)	5.63%	06/15/43	1,860,792
2,200,000	QBE Insurance Group Ltd. (b) (d)	5.88%	(a)	2,147,200
2,850,000	QBE Insurance Group Ltd. (d) (e)	6.75%	12/02/44	2,885,352
300,000	QBE Insurance Group Ltd. (d) (e)	5.88%	06/17/46	292,928
999,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (f)	4.49%	12/15/65	786,733
				81,240,389
	Multi-Utilities – 3.8%
6,927,000	Algonquin Power & Utilities Corp. (d)	4.75%	01/18/82	6,125,546
6,878,000	CenterPoint Energy, Inc., Series A (d)	6.13%	(a)	6,211,537
948,000	CMS Energy Corp. (d)	3.75%	12/01/50	759,642
180,000	Dominion Energy, Inc., Series B (d)	4.65%	(a)	168,300
906,000	NiSource, Inc. (d)	5.65%	(a)	825,872
2,381,000	Sempra Energy (d)	4.88%	(a)	2,307,862
6,973,000	Sempra Energy (d)	4.13%	04/01/52	5,958,710
				22,357,469
	Oil, Gas & Consumable Fuels – 9.3%
7,610,000	Buckeye Partners L.P. (d)	6.38%	01/22/78	6,306,447
6,474,000	DCP Midstream L.P., Series A (d)	7.38%	(a)	5,879,760
7,006,000	DCP Midstream Operating L.P. (b) (d)	5.85%	05/21/43	6,094,843
1,026,000	Enbridge, Inc. (d)	6.25%	03/01/78	975,518
7,398,000	Enbridge, Inc., Series 16-A (d)	6.00%	01/15/77	7,011,486
4,475,000	Enbridge, Inc., Series 20-A (d)	5.75%	07/15/80	4,226,190
1,395,000	Energy Transfer L.P., 3 Mo. LIBOR + 3.02% (f)	4.30%	11/01/66	959,213
1,878,000	Energy Transfer L.P., Series A (d)	6.25%	(a)	1,448,030
100,000	Energy Transfer L.P., Series B (d)	6.63%	(a)	76,438
8,008,000	Energy Transfer L.P., Series F (d)	6.75%	(a)	6,990,077
6,603,000	Energy Transfer L.P., Series G (d)	7.13%	(a)	5,959,208
1,092,000	Energy Transfer L.P., Series H (d)	6.50%	(a)	993,720
4,715,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (f)	4.36%	06/01/67	3,591,628
5,541,000	Enterprise Products Operating LLC, Series D (d)	4.88%	08/16/77	4,586,764
				55,099,322

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Trading Companies & Distributors – 2.0%
$9,900,000	AerCap Holdings N.V. (d)	5.88%	10/10/79	$8,800,704
1,127,000	Air Lease Corp., Series B (d)	4.65%	(a)	989,113
2,940,000	Aircastle Ltd. (b) (d)	5.25%	(a)	2,358,574
				12,148,391
	Transportation Infrastructure – 0.6%
3,950,000	AerCap Global Aviation Trust (b) (d)	6.50%	06/15/45	3,763,105
	Total Capital Preferred Securities			548,531,396
	(Cost $588,801,657)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 1.9%
	Insurance – 1.9%
11,900,342	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (b) (h)	7.63%	10/15/25	11,446,461
	(Cost $12,524,878)
CORPORATE BONDS AND NOTES – 0.4%
	Insurance – 0.4%
2,168,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	2,147,516
	(Cost $2,186,209)

Total Investments – 97.3%	576,812,042
(Cost $620,063,608)
Net Other Assets and Liabilities – 2.7%	15,855,780
Net Assets – 100.0%	$592,667,822

(a)	Perpetual maturity.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2022, securities noted as such amounted to $155,394,927 or 26.2% of net assets.
(c)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2022, securities noted as such amounted to $161,989,558 or 27.3% of net assets. Of these securities, 2.2% originated in emerging markets, and 97.8% originated in foreign markets.
(d)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Floating or variable rate security.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(h)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2021 through July 31, 2022), this security paid all of its interest in cash.

LIBOR	London Interbank Offered Rate

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$1,000 Par Preferred Securities*	$ 14,686,669	$ 14,686,669	$ —	$ —
Capital Preferred Securities*	548,531,396	—	548,531,396	—
Foreign Corporate Bonds and Notes*	11,446,461	—	11,446,461	—
Corporate Bonds and Notes*	2,147,516	—	2,147,516	—
Total Investments	$ 576,812,042	$ 14,686,669	$ 562,125,373	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of July 31, 2022, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	01/21/21-12/08/21	$1,200,000	$93.13	$1,222,750	$1,117,500	0.19%
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	05/04/18-07/21/21	1,400,000	101.96	1,540,187	1,427,380	0.24
				$2,762,937	$2,544,880	0.43%

Additional Information
First Trust Exchange-Traded Fund III
July 31, 2022 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.